14. Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expenses Tables Abstract
Prepaid Expenses

	12.31.2018	12.31.2017
Risk premium - GSF renegotiation (14.1)	12,574	28,033
Others	31,535	24,518
	44,109	52,551
Current	40,819	39,867
Noncurrent	3,290	12,684

Recovery of Power Purchase Cost through Renegotiation

Power Plant	Physical guarantee (Average MW )	Eligible amount of energy (Average MW )	Amortization period of prepaid expenses	Grant extension period (intangible asset)	Asset value to recover as renegotiation of GSF	Value of prepaid expenses to amortize with future risk premium	Value of intangible assets amortization over the concession period
Mauá	100.827	97.391	01.01.2016 to 06.30.2020	not applicable	28,623	28,623	-
Foz do Areia	576,000	226.705	01.01.2016 to 12.31.2016	05.24.2023 to 09.17.2023	66,628	17,222	49,406
Santa Clara and Fundão	135,400	134.323	01.01.2016 to 04.22.2019	10.25.2036 to 05.28.2037	39,369	30,326	9,043
		458.419			134,620	76,171	58,449

CCEE liabilities

	Balance as of			Balance as of			Balance as of
	January 1, 2017	Amortization	Transfers	December 31, 2017	Amortization	Transfers	December 31, 2018
Risk premium - current asset	15,459	(12,876)	12,876	15,459	(15,459)	9,394	9,394
Risk premium - noncurrent asset	25,450	-	(12,876)	12,574	-	(9,394)	3,180
Intangible	53,186	(7,441)	-	45,745	(7,038)	-	38,707
	94,095	(20,317)	-	73,778	(22,497)	-	51,281
Risk premium to be amortized - prepaid expenses	40,909			28,033			12,574
Grant extension period - intangible	53,186			45,745			38,707